Note 4 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jan. 01, 2019
Lessee, Finance Lease, Term of Contract	3 years
Operating Lease, Right-of-Use Asset	$ 1,348,000	$ 0	$ 1,223,000
Operating Lease, Liability, Total	1,599,000
Operating Lease, Payments	$ 294,000	$ 264,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset				$ 1,580,000
Operating Lease, Liability, Total				$ 1,771,000
Richardson Property [Member]
Lessee, Operating Lease, Term of Contract	5 years 150 days
The San Marcos Property [Member]
Lessee, Operating Lease, Term of Contract	1 year 90 days